J&B Funds
Semiannual Report
December 31, 2000

Equity Funds
J&B Mid-Cap Aggressive Growth Fund
J&B Small-Cap Aggressive Growth Fund
J&B Small-Cap International Fund

J&B Funds
Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group


Table of Contents
J&B Mid-Cap Aggressive Growth Fund                                           1
J&B Small-Cap Aggressive Growth Fund                                         4
J&B Small-Cap International Fund                                             7
Statements of Assets and Liabilities                                        10
Statements of Operations                                                    11
Statements of Changes in Net Assets                                         12
Notes to Financial Statements                                               13
Financial Highlights                                                        15


Message to our Shareholders

This publication marks the first annual report for three new J&B Funds which were opened to investors on December 19th, 2000. We are particularly pleased with these new additions and thank you for your enthusiasm as well. In the process of adding aggressive domestic small- and mid-cap funds and an international small-cap fund to our offerings, we initiated a national search for money managers who had been recognized for their outstanding performance in these particular markets. Through extensive due diligence we identified three premier candidates to manage the following new Funds:

The J&B Mid-Cap Aggressive Growth Fund, sub-advised by McKinley Capital Management, Inc. (Anchorage, AK), is co-managed by the team of Robert B. Gillam, Frederic H. Parke and Alexander H. Slivka. The management team employs a bottom-up stock selection process, driven by proprietary quantitative models and qualitative analysis designed to identify securities with accelerating earnings growth rates.

The J&B Small-Cap Aggressive Growth Fund, sub-advised by Knappenberger Bayer (Minnetonka, MN), is run by managers Gail M. Knappenberger, David G. Bayer and Jill A. Thompson. The team has an excellent track record and employs an intensive, fundamental research-driven approach to identifying promising stocks before they are widely held in other growth portfolios.

The J&B Small-Cap International Fund, sub-advised by Denver Investment Advisors LLC (Denver, CO), and managed by Michael W. Gerding. His fundamental bottom-up approach to investing in small-cap growth companies has resulted in long-term results that have consistently outperformed the benchmark.

We are thrilled to be entering these markets in the hands of such experienced and successful managers. While this report covers just the first two weeks of performance, we are pleased about how the Funds have come off the starting block, and feel that they are well positioned for long-term success.
Sincerely,

/s/Stephen S. Soden

Stephen S. Soden
President


J&B Mid-Cap Aggressive Growth Fund

The J&B Mid-Cap Aggressive Growth Fund is a diversified, fundamentally sound portfolio of inefficiently-priced securities whose earnings growth rates are accelerating above market expectations. Using quantitative analysis with proprietary research software, a universe of 21,000 stocks is screened weekly to measure excess return as well as a measure of risk. Further fundamental screening includes cash flow, debt burden and overall financial soundness. This systematic process is not designed to look through the rubble for value, but rather to find the superstars of the stars.

At the end of this reporting period, the Fund was slightly underweighted in technology and consumer stocks, reflecting our anticipation of a slowing economic cycle. We were slightly overweighted in financial and energy-related companies, as we expect these sectors to continue to show positive relative performance.

Mr. Greenspan's decision to lower rates on January 3rd was a step in the right direction for not only calming down the markets but for firming up equity prices. We believe this may be the beginning of a trend toward lower rates. If the Fed lowers rates again this month, the market has a good chance of showing impressive gains over the next 12 months. Attractive equity valuations and high portfolio cash levels among institutional portfolio managers gives us an overall positive outlook for U.S. stocks.

Fund Composition
Top Ten Holdings:                                             % of Total
Quest Diagnostics, Inc.                                            4.39
Shaw Group, Inc.                                                   4.36
King Pharmaceuticals, Inc.                                         4.08
Perkinelmer, Inc.                                                  3.64
Investors Financial Service Corp.                                  3.63
Invitrogen Corp.                                                   3.52
Varian Medical Systems, Inc.                                       3.45
Powertel, Inc.                                                     3.23
Flextronics International Ltd.                                     3.08
Questar Corp.                                                      3.02
Total                                                             36.40%

Total Securities in Portfolio                                        38
As of December 31, 2000, schedule of investments. Subject to change.

TOTAL RETURN AS OF DECEMBER 31, 2000
                                                          SINCE COMMENCEMENT
                                                           DECEMBER 19, 2000
Mid-Cap Aggressive Growth                                         5.30%

Performance data contained in this report is for the past period only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Schedule of Investments
December 31, 2000 (unaudited)
J&B Mid-Cap Aggressive Growth Fund
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 94.18%
CAPITAL GOODS-- 12.51%
             3,120    Dycom Industries, Inc.*                                                                 $          112,125
             3,690    Shaw Group, Inc.*                                                                                  184,500
             4,305    Varian, Inc.*                                                                                      145,832
             2,400    Wireless Facilities, Inc.*                                                                          87,000
                                                                                                                         529,457
COMMUNICATIONS-- 3.23%
             2,205    Powertel, Inc.*                                                                                    136,572

CONSUMER STAPLES-- 5.94%
             1,490    Alberto-Culver Co.                                                                                  63,791
             2,400    Performance Food Group Co.*                                                                        123,037
             2,160    Sysco Corp.                                                                                         64,800
                                                                                                                         251,628
ENERGY -- 6.50%
             3,470    Cross Timbers Oil Co.                                                                               96,293
             1,250    Smith International, Inc.*                                                                          93,203
             1,330    Stone Energy Corp.*                                                                                 85,851
                                                                                                                         275,347
FINANCIAL-- 10.87%
             2,035    AMBAC Financial Group, Inc.                                                                        118,666
             3,915    Heller Financial, Inc.                                                                             120,141
             1,785    Investors Financial Service Corp.                                                                  153,510
            1,960     Silicon Valley Bancshares                                                                           67,742
                                                                                                                         460,059
HEALTH CARE-- 20.92%
             1,935    Amerisource Health Corp. Cl. A*                                                                     97,717
               820    Elan*                                                                                               38,386
             1,725    Invitrogen Corp.*                                                                                  148,997
             3,345    King Pharmaceuticals, Inc.*                                                                        172,895
             1,605    Medimmune, Inc.*                                                                                    76,539
             1,170    Professional Detailing, Inc.*                                                                      123,746
             1,460    Varian Medical Systems, Inc.                                                                        99,189
             4,255    Questar Corp.                                                                                      127,916
                                                                                                                         885,385
TECHNOLOGY-- 24.82%
             4,155    Actuate Software Corp.*                                                                             79,464
             1,000    Bisys Group*                                                                                        52,125
             2,480    Cadence Design System*                                                                              68,200
             2,760    Exar Corp.*                                                                                         85,517
             1,070    Extreme Networks, Inc.*                                                                             41,864
             4,580    Flextronics International Ltd.*                                                                    130,530
             2,995    International Rectifier Corp.*                                                                      89,850
               705    Qlogic Corp.*                                                                                       54,285
             2,385    National Instruments Corp.*                                                                        115,822
             2,890    Nvidia*                                                                                             94,693
             1,470    Perkinelmer, Inc.                                                                                  154,350
             1,955    Proxim, Inc.*                                                                                       84,065
                                                                                                                       1,050,765
 UTILITIES-- 9.39%
             2,415    Calpine Corp.*                                                                                     108,826
             1,830    Dynegy, Inc. Cl. A                                                                                 102,594
             1,310    Quest Diagnostics, Inc.*                                                                           186,020
                                                                                                                         397,440
TOTAL COMMON STOCKS                                                                                                    3,986,653
(Cost $3,749,117)

FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 7.91%
$          335,000    UMB Bank, n.a.,
                           5.40%, due January 2, 2001
                           (Collateralized by Federal National
                           Discount Notes, due January 22, 2001
                           with a value of $342,614)                                                                     335,000
(Cost $335,000)

TOTAL INVESTMENTS-- 102.09%                                                                                            4,321,653
(Cost $4,084,117)

Other assets less liabilities-- (2.09%)                                                                                  (88,567)

TOTAL NET ASSETS-- 100.00%                                                                                    $        4,233,086

The identified cost of investments owned at December 31, 2000 was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $237,536, which is comprised of unrealized appreciation of $282,453 and unrealized depreciation of $44,917.

*Non-income producing security

See accompanying Notes to Financial Statements.


J&B Small-Cap Aggressive Growth Fund

The J&B Small-Cap Aggressive Growth Fund seeks to capture the rising stars of each industry. The Fund invests in U.S. small-caps that are financially sound and show attractive long-term growth potential. The Fund employs rigorous research to identify promising stocks and sectors before they are widely held in other growth portfolios. The Fund is broadly diversified with no specific industry bias.

The market presented attractive entry points for investing the Fund. Strongest performance came from our health care and business service sectors, where we were overweighted. Economically-sensitive sectors, such as technology, underperformed. While we were underweighted in technology, our telecom equipment stocks and semiconductor stocks pulled down our performance somewhat.

Given the magnitude of the economic slowdown and weak outlook for corporate profits, we expect the Federal Reserve to be in an easing mode. A recovery in corporate profits should begin as rate cuts take hold. Historically, periods of interest rate reductions have been very positive for growth stocks, particularly small-caps. Accordingly, we are actively seeking economically sensitive stocks that can benefit from a falling rate environment.

Fund Composition
Top Ten Holdings:                                             % of Total
First Horizon Pharmaceutical                                       4.91
Corporate Executive Board Co.                                      4.44
Albany Molecular Research                                          4.22
Choicepoint, Inc.                                                  3.44
Intercept Group, Inc.                                              3.29
Invitrogen Corp.                                                   3.15
Advent Software, Inc.                                              3.01
Medicis Pharmaceuticals Cl. A                                      2.97
Bisys Group, Inc.                                                  2.50
Netiq Corp.                                                        2.39
Total                                                             34.32%
Total Securities in Portfolio                                        53

As of December 31, 2000, schedule of investments. Subject to change.

TOTAL RETURN AS OF DECEMBER 31, 2000
                                                         SINCE COMMENCEMENT
                                                          DECEMBER 19, 2000
Small-Cap Aggressive Growth                                       9.10%

Performance data contained in this report is for the past period only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Schedule of Investments
December 31, 2000 (unaudited)
J&B SMALL-CAP AGGRESSIVE GROWTH Fund
SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 92.90%
CAPITAL GOODS-- 2.05%
             3,900    Mobile Mini, Inc.*                                                                      $           89,700

Communications-- 0.83%
             1,000    Tollgrade Communications, Inc.*                                                                     36,500

CONSUMER CYCLICAL-- 14.01%
             2,300    Choicepoint, Inc.*                                                                                 150,794
             4,900    Corporate Executive Board Co.*                                                                     194,852
             3,400    Family Dollar Stores, Inc.                                                                          72,888
             2,100    Penton Media, Inc.                                                                                  56,437
             3,350    Tweeter Home Entertainment Group*                                                                   40,828
             4,200    Watson Wyatt & Co. Holdings*                                                                        98,700
                                                                                                                         614,499
CONSUMER STAPLES-- 3.85%
             1,400    California Pizza Kitchen, Inc.*                                                                     39,550
             3,500    Panera Bread Co. Cl. A*                                                                             79,844
             2,600    Resources Connection, Inc.*                                                                         49,400
                                                                                                                         168,794
ENERGY -- 7.38%
             3,600    Marine Drilling Co.*                                                                                96,300
             2,800    Patterson Energy, Inc.*                                                                            104,300
             1,600    Precision Drilling Corp.*                                                                           60,100
             3,200    W-H Energy Services, Inc.*                                                                          63,000
                                                                                                                         323,700
HEALTH CARE-- 38.01%
             3,200    ATS Medical, Inc.*                                                                                  45,400
             2,000    Accredo Health, Inc.*                                                                              100,375
             3,000    Albamy Molecular Research*                                                                         184,875
             2,600    Apogent Technologies, Inc.*                                                                         53,300
             2,800    Biosource International, Inc.*                                                                      42,875
             1,600    Bruker Daltonics, Inc.*                                                                             37,700
             1,400    Cima Labs, Inc.*                                                                                    91,088
             1,350    Cryolife, Inc.*                                                                                     40,837
             4,300    Curon Medical, Inc.*                                                                                17,267
             1,600    Digene Corp.*                                                                                       71,500
             1,700    Emisphere Technologies, Inc.*                                                                       42,500
             7,000    First Horizon Pharmaceutical*                                                                      215,250
             1,600    Invitrogen Corp.*                                                                                  138,200
             3,000    Med-Design Corp.*                                                                                   47,625
             2,200    Medicis Pharmaceutical Cl. A*                                                                      130,075
               800    Molecular Devices Corp.*                                                                            54,750
             1,700    Noven Pharmaceuticals, Inc.*                                                                        63,537
             1,900    Specialty Laboratories*                                                                             62,937
             2,650    Stericycle, Inc.*                                                                                  101,031
             2,800    Surmodics, Inc.*                                                                                   103,075
             3,100    Vascular Solutions, Inc.*                                                                           22,863
                                                                                                                       1,667,060
TECHNOLOGY-- 24.38%
             3,300    Advent Software, Inc.*                                                                             132,206
             1,900    Andrew Corp.*                                                                                       41,325
             2,100    Bisys Group*                                                                                       109,463
             1,700    Digital Lightwave, Inc.*                                                                            53,869
             1,400    Elantec Semiconductor*                                                                              38,850
             5,400    Intercept Group, Inc.*                                                                             144,112
             1,800    Measurement Specialties, Inc.*                                                                      35,100
             1,200    Netiq Corp.*                                                                                       104,850
             2,800    Pixelworks, Inc.*                                                                                   62,650
             3,900    Plato Learning, Inc.*                                                                               58,744
             2,700    Semtech Corp.*                                                                                      59,569
             2,400    Serena Software, Inc.*                                                                              82,162
             2,600    Sipex Corp.*                                                                                        62,238
             1,300    Stanford Microdevices, Inc.*                                                                        36,075
             1,200    Talx Corp.                                                                                          48,000
                                                                                                                       1,069,213
TRANSPORTATION & SERVICES-- 2.39%
             1,400    Forward Air Corp.*                                                                                  52,237
             2,600    UTI Worldwide, Inc.*                                                                                52,325
                                                                                                                         104,562

TOTAL COMMON STOCKS                                                                                                    4,074,028
(Cost $3,713,899)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
REPURCHASE AGREEMENT-- 7.52%
$          330,000    UMB Bank, n.a.,
                           5.40%, due January 2, 2001
                           (Collateralized by Federal National
                           Discount Notes, due January 22, 2001
                           with a value of $336,638)                                                                     330,000
(Cost $330,000)

TOTAL INVESTMENTS-- 100.42%                                                                                            4,404,028
(Cost $4,043,899)

Other assets less liabilities-- (0.42%)                                                                                  (18,517)

TOTAL NET ASSETS-- 100.00%                                                                                    $        4,385,511

The identified cost of investments owned at December 31, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $360,129, which is comprised of unrealized appreciation of $432,551 and unrealized depreciation of $72,422.

*Non-income producing security

See accompanying Notes to Financial Statements.


J&B Small-Cap International Fund

The J&B Small-Cap International Fund invests in smaller, less-profiled foreign companies. The Fund identifies companies that show above average revenue and earnings growth potential by looking for strong management, innovative products and services that give the company a competitive advantage, and strong fundamental financial characteristics. We look for companies that are growing faster than the economy in which they operate, the industry in which they participate and their own historical growth rate.

As of year-end the majority of the Fund was invested in Europe (UK, Switzerland, France and Germany) with a very diverse mix of over 20 industries. As we move into 2001, we feel that earnings in smaller companies will again be stronger than the earnings of their larger counterparts. Markets will continue to wrestle with the economic implications of high energy prices and higher interest rates and, in turn, what this potential economic slowdown will do to corporate profits. This is a worldwide phenomenon, as every region of the world has been faced with the same set of challenges. These are the challenges that create investment opportunities.

Fund Composition
Top Ten Holdings:                                             % of Total
Phonak                                                             3.76
Pinguely Haulotte                                                  3.35
Nutreco                                                            3.23
Leica Geosystems                                                   3.03
Grupo Dragados                                                     2.67
Nobel Biocare                                                      2.57
Regus                                                              2.53
IHC Caland                                                         2.47
Oxford Glycosciences                                               2.37
Remy Cointreau                                                     2.18
Total                                                             28.16%
Total Securities in Portfolio                                        44

As of December 31, 2000, schedule of investments. Subject to change.

TOTAL RETURN AS OF DECEMBER 31, 2000
                                                          SINCE COMMENCEMENT
                                                           DECEMBER 19, 2000
Small-Cap International                                           1.30%

Performance data contained in this report is for the past period only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Fund Diversification
                                                               % of total
Basic Materials                                                    8.1%
Consumer Cyclical                                                  9.2%
Consumer Staples                                                   2.1%
Energy                                                             8.4%
Financial                                                          2.0%
Health Care                                                       17.4%
Industrials                                                       16.7%
Telecommunications                                                 1.5%
Technology                                                         4.8%
Cash & Equivalents                                                29.8%

As of December 31, 2000, schedule of investments. Subject to change.

Schedule of Investments
December 31, 2000 (unaudited)
J&B SMALL-CAP INTERNATIONAL FUND

SHARES                COMPANY                                                                                       MARKET VALUE
COMMON STOCKS-- 70.16%
CANADA-- 1.17%
               750    Four Seasons Hotels                                                                     $           47,719

FRANCE -- 11.06%
             1,125    Coflexip                                                                                            70,734
               550    Genset*                                                                                             22,724
             1,650    Grandvision                                                                                         29,794
             2,200    Groupe Flo                                                                                          58,875
               450    Manitou                                                                                             43,269
             4,700    Pinguely Haulotte                                                                                  136,812
             2,100    Remy Cointreau                                                                                      88,735
                                                                                                                         450,943
GERMANY -- 4.84%
             2,200    Direct Anlage Bank*                                                                                 79,740
             1,100    GFT Technology*                                                                                     43,588
             1,000    GPC Biotech*                                                                                        28,593
               950    Hornbach                                                                                            45,495
                                                                                                                         197,416
ITALY -- 1.15%
            26,000    Ducati Motor                                                                                        47,119

JAPAN -- 5.41%
             7,450    Crosswave Communications                                                                            60,066
             5,000    Deodeo Corp.                                                                                        29,391
             1,500    KOSE Corp.                                                                                          50,254
             1,000    Park 24 Co. Ltd.                                                                                    80,913
                                                                                                                         220,624
NETHERLANDS-- 5.70%
             2,150    IHC Caland                                                                                         100,942
             2,475    Nutreco                                                                                            131,540
                                                                                                                         232,482
NORWAY -- 1.63%
             5,000    Petroleum Geo Services*                                                                             66,563

SPAIN -- 2.67%
            10,000    Grupo Dragados                                                                                     108,924

SWEDEN -- 2.57%
             3,400    Nobel Biocare                                                                                      104,820

SWITZERLAND-- 12.56%
             1,550    Jomed*                                                                                              85,107
               400    Leica Geosystems*                                                                                  123,388
                37    Phonak                                                                                             153,168
               100    Sez                                                                                                 55,525
                75    Swisslog                                                                                            32,852
                60    Tecan Group                                                                                         62,225
                                                                                                                         512,265
UNITED KINGDOM-- 21.40%
             6,200    Arc International*                                                                                  20,941
            20,000    Cairn Energy*                                                                                       61,233
             3,700    Celltech Group*                                                                                     65,451
            15,000    EasyJet*                                                                                            88,305
            15,500    Gameplay.com*                                                                                       26,723
             9,300    Imagination Technologies*                                                                           31,845
             4,275    Oxford Glycosciences*                                                                               96,525
             8,050    Pace Micro Technology                                                                               54,769
             6,200    Parthus Technologies*                                                                               15,575
             7,500    Pizza Express                                                                                       71,326
             5,600    Powderject Pharmaceuticals                                                                          49,589
            12,400    Psion                                                                                               53,122
            19,000    Regus*                                                                                             103,159
            37,200    SkyePharma*                                                                                         35,044
            25,000    Soco International*                                                                                 46,541
             1,850    Turbo Genset*                                                                                       52,588
                                                                                                                         872,736

TOTAL COMMON STOCKS                                                                                                    2,861,611
(Cost $2,793,276)

 FACE
AMOUNT                DESCRIPTION                                                                                   MARKET VALUE
U.S. GOVERNMENT SECURITIES-- 23.89%
$        1,000,000    U.S. Treasury Bills,
                           5.535%, due June 14, 2001                                                                     974,478
(Cost $974,478)

REPURCHASE AGREEMENT-- 10.40%
           424,000    State Street Bank and Trust Co.,
                           2.00%, due January 2, 2001
                           (Collateralized by U.S.
                           Treasury Bills, 8.875%,
                           due February 15, 2019 with
                           a value of $438,258)                                                                          424,000
(Cost $424,000)

TOTAL INVESTMENTS-- 104.45%                                                                                            4,260,089
(Cost $4,191,754)

Other assets less liabilities-- (4.45%)                                                                                 (181,489)

TOTAL NET ASSETS-- 100.00%                                                                                    $        4,078,600

The identified cost of investments owned at December 31, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $68,335, which is comprised of unrealized appreciation of $89,350 and unrealized depreciation of $21,015.

*Non-income producing security

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities
December 31, 2000 (Unaudited)
                                                                                       J&B               J&B
                                                                                     Mid-Cap          Small-Cap          J&B
                                                                                   Aggressive        Aggressive       Small-Cap
                                                                                     Growth            Growth       International
                                                                                      Fund              Fund            Fund
ASSETS:
   Investments, at cost                                                         $    4,084,117   $    4,043,899    $    4,191,754
   Investments, at value                                                        $    4,321,653   $    4,404,028    $    4,260,089
   Cash denominated in foreign currencies
      (cost $199)                                                                           --               --               200
   Cash                                                                                203,283          244,705                28

   Receivables:
      Investments sold                                                                  47,086               --                --
      Dividends                                                                             35               --                --
      Interest                                                                             149               49                24
             Total assets                                                            4,572,206        4,648,782         4,260,341

LIABILITIES AND NET ASSETS:
   Payables:
      Management fees                                                                    1,484            1,372                --
      Investments purchased                                                            337,574          261,848           179,652
      Other                                                                                 62               51             2,089
             Total liabilities                                                         339,120          263,271           181,741
NET ASSETS                                                                      $    4,233,086      $ 4,385,511      $  4,078,600

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    4,022,745   $    4,022,744    $    4,026,273
   Accumulated undistributed net investment income                                       2,752            2,638             1,262
   Accumulated net realized loss from investment
      transactions and foreign currency transactions                                   (29,947)              --           (17,271)
   Net unrealized appreciation of investments and
      translation of assets and liabilities in
      foreign currencies                                                               237,536          360,129            68,336
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    4,233,086   $    4,385,511    $    4,078,600
Capital shares, $1.00 par value:
   Authorized                                                                        Unlimited        Unlimited         Unlimited
   Outstanding                                                                         402,150          402,146           402,633
NET ASSET VALUE PER SHARE                                                       $        10.53   $        10.91    $        10.13

See accompanying Notes to Financial Statements.


Statements of Operations
For The Period From December 19, 2000 (Commencement) To December 31, 2000 (Unaudited)
                                                                                       J&B               J&B
                                                                                     Mid-Cap          Small-Cap          J&B
                                                                                   Aggressive        Aggressive       Small-Cap
                                                                                     Growth            Growth       International
                                                                                      Fund              Fund            Fund
INVESTMENT INCOME:
      Dividends                                                                 $           35   $           --    $           --
      Interest                                                                           4,263            4,061             3,352
                                                                                         4,298            4,061             3,352

EXPENSES:
      Management fees                                                                    1,484            1,372             2,024
      Other expenses                                                                        62               51                66
         Net expenses                                                                    1,546            1,423             2,090
         Net investment income                                                           2,752            2,638             1,262

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
      Net realized loss from:
         Investment transactions                                                       (29,947)              --           (17,271)
         Foreign currency transactions                                                      --               --                --
      Net unrealized appreciation during the period on:
         Investments                                                                   237,536          360,129            68,335
         Translation of assets and liabilities
             in foreign currencies                                                          --               --                 1
         Net gain on investments and foreign currency                                  207,589          360,129            51,065
         Net increase in net assets resulting
             from operations                                                    $      210,341   $      362,767    $       52,327

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
For The Period From December 19, 2000 (Commencement) To December 31, 2000 (Unaudited)
                                                                                       J&B               J&B
                                                                                     Mid-Cap          Small-Cap          J&B
                                                                                   Aggressive        Aggressive       Small-Cap
                                                                                     Growth            Growth       International
                                                                                      Fund              Fund            Fund
OPERATIONS:
   Net investment income                                                        $        2,752   $        2,638    $        1,262
   Net realized loss from investment and foreign
      currency transactions                                                            (29,947)              --           (17,271)
   Net unrealized appreciation on investments
      and translation  of assets and liabilities
      in foreign currencies during the period                                          237,536          360,129            68,336
         Net increase in net assets resulting
             from operations                                                           210,341          362,767            52,327

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                                    --               --                --
   Net realized gain from investment transactions                                           --               --                --
         Total distributions to shareholders                                                --               --                --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                       4,002,745        3,982,744         3,986,273
   Reinvested distributions                                                                 --               --                --
                                                                                     4,002,745        3,982,744         3,986,273
   Shares repurchased                                                                       --               --                --
         Net increase from capital share transactions                                4,002,745        3,982,744         3,986,273
             Net increase in net assets                                              4,213,086        4,345,511         4,038,600

NET ASSETS:
   Beginning of period                                                          $       20,000   $       40,000    $       40,000
   End of period                                                                $    4,233,086   $    4,385,511    $    4,078,600
   Accumulated undistributed net investment
      income at end of period                                                   $        2,752   $        2,638    $        1,262
Fund share transactions:
   Shares sold                                                                         400,150          398,146           398,633
   Reinvested distributions                                                                 --               --                --
                                                                                       400,150          398,146           398,633
   Shares repurchased                                                                       --               --                --
         Net increase in fund shares                                                   400,150          398,146           398,633

See accompanying Notes to Financial Statements.


Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

The J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International Fund (collectively referred to herein as the "Funds") are registered under the Investment Company Act of 1940, as amended, as no-load open-end, diversified management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

A. Investment Valuation -- Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Directors.

B. Investment Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

C. Foreign Currency Translation -- All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on exchange rates last quoted by a major bank in London at the end of the period. The cost of portfolio securities is translated at the rates of exchange prevailing when acquired. Dividend income is translated at the rate of exchange on the ex-dividend date. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain (loss) on investments in the Statement of Operations.

D. Forward Foreign Currency Contracts -- The J&B Small-Cap International Fund may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S. dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at December 31, 2000.

G. Distributions to Shareholders -- Distributions to shareholders are recorded on ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

H. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. in accordance with the advisory agreement with the Funds. Listed below are management fees as a percentage of average daily net assets.

                                                                     Annual Rate
Fund                                                                 Percentage
J&B Mid-Cap Aggressive Growth Fund                                       1.20%
J&B Small-Cap Aggressive Growth Fund                                     1.35%
J&B Small-Cap International Fund                                         1.55%

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended December 31, 2000 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

J&B Mid-Cap Aggressive Growth Fund:
Purchases                                                       $      3,826,149
Proceeds from sales                                                       47,086
J&B Small-Cap Aggressive Growth Fund:
Purchases                                                       $      3,713,899
Proceeds from sales                                                           --
J&B Small-Cap International Fund:
Purchases                                                       $      2,793,277
Proceeds from sales                                                           --

Financial Highlights
For The Period From December 19, 2000 (Commencement)
To December 31, 2000 (Unaudited)

                                                                                       J&B               J&B
                                                                                     Mid-Cap          Small-Cap          J&B
                                                                                   Aggressive        Aggressive       Small-Cap
                                                                                     Growth            Growth       International
                                                                                      Fund              Fund            Fund
Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                                            $        10.00   $        10.00    $        10.00
  Income from investment operations:
      Net investment income                                                                .01              .01                --
      Net gains on securities (both realized
         and unrealized)                                                                   .52              .90               .13
Total from investment operations                                                           .53              .91               .13

 Less distributions:
      Dividends from net investment income                                                  --               --                --
      Distributions from capital gains                                                      --               --                --
      Total distributions                                                                   --               --                --
Net asset value, end of period                                                  $        10.53   $        10.91    $        10.13
Total return*                                                                             5.30%            9.10%             1.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                        $        4,233   $        4,386    $        4,079
Ratio of expenses to average net assets**                                                 4.24%            3.78%             1.59%
Ratio of net investment income to average
   net assets**                                                                           7.54%            7.01%             0.96%
Portfolio turnover rate                                                                      1%              --                --


*Total return not annualized  for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

This report has been prepared for the information of the Shareholders of J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund, and J&B Small-Cap International Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group
P.O. Box 219757, Kansas City, MO 64121-9757

TOLL FREE
1-866-409-2550

J&B FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757